Right of use assets (Tables)	12 Months Ended
Dec. 31, 2021
Right of use assets
Right Of Use Assets

	December 31, 2021
	Cost	Accumulated	Right of
	Base	Amortization	Use
Aircraft	$1,870,808	$1,073,365	$797,443
Office Building	1,805,447	664,372	1,141,075
Printer	17,794	13,060	4,734
	3,694,049	1,750,797	1,943,252
	December 31, 2020
	Cost	Accumulated	Right of
	Base	Amortization	Use
			(Adjusted – Note 2)
Aircraft	$1,256,787	$658,562	$598,225
Office Building	1,799,626	415,559	1,384,067
Printer	17,794	8,314	9,480
	3,074,207	1,082,435	1,991,772